Class A Common Stock Subject to Possible Redemption	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Class A Common Stock Subject to Possible Redemption
Class A Common Stock Subject to Possible Redemption

Note  7 - Class A Common Stock Subject to Possible Redemption

The Company’s Class A common stock features certain redemption rights that are considered to be outside of the Company’s control and subject to the occurrence of future events. The Company is authorized to issue 400,000,000 shares of Class A common stock with a par value of $0.0001 per share. Holders of the Company’s Class A common stock are entitled to one vote for each share. As of June 30, 2023 and December 31, 2022, there were 4,312,774 and 42,500,000 shares of Class A common stock outstanding, respectively, all of which were subject to possible redemption. As of June 30, 2023, these shares were valued at $10.34, due to the stockholder rights to the trust proceeds, for a total of $44,595,404. As of December 31, 2022, these shares were valued at $10.11 per share, for a total of $429,747,193.

At June 30, 2023 and December 31, 2022, the Class A common stock reflected in the unaudited condensed balance sheets is reconciled in the following table:

Gross proceeds	$425,000,000
Less:
Proceeds allocated to Public Warrants	(14,026,667)
Class A common stock issuance costs	(23,229,523)
Plus:
Accretion of carrying value to redemption value	37,691,146
Waiver of Class A shares issuance costs	4,312,237
Class A common stock subject to possible redemption at December 31, 2022	429,747,193
Redemption of Class A common stock	(387,606,834)
Accretion of carrying value to redemption value	2,025,746
Class A common stock subject to possible redemption at March 31, 2023	44,166,105
Accretion of carrying value to redemption value	429,299
Class A common stock subject to possible redemption at June 30, 2023	$44,595,404

Note  8 — Class A Common Stock Subject to Possible Redemption

The Company’s Class A common stock features certain redemption rights that are considered to be outside of the Company’s control and subject to the occurrence of future events. The Company is authorized to issue 100,000,000 shares of Class A common stock with a par value of $0.0001 per share. Holders of the Company’s Class A common stock are entitled to one vote for each share. As of December 31, 2022 and 2021, there were 42,500,000 shares of Class A common stock outstanding, all of which were subject to possible redemption. As of December 31, 2022, these shares were valued at $10.11, due to the stockholder rights to the trust proceeds, for a total of $429,747,193. As of December 31, 2021, these shares were valued at the IPO price of $10.00 per share for a total of $425,000,000.

At December 31,2022 and 2021, the Class A common stock reflected in the balance sheets is reconciled in the following table:

Gross proceeds	$425,000,000
Less:
Proceeds allocated to Public Warrants	(14,026,667)
Class A common stock issuance costs	(23,229,523)
Plus:
Accretion of carrying value to redemption value	37,256,190
Class A common stock subject to possible redemption at December 31, 2021	425,000,000
Waiver of Class A shares issuance costs	4,312,237
Accretion of carrying value to redemption value	434,956
Class A common stock subject to possible redemption at December 31, 2022	$429,747,193